Document and Entity Information	Dec. 01, 2022
Cover [Abstract]
Entity Registrant Name	Petco Health & Wellness Company, Inc.
Amendment Flag	true
Entity Central Index Key	0001826470
Document Type	8-K/A
Document Period End Date	Dec. 01, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-39878
Entity Tax Identification Number	81-1005932
Entity Address, Address Line One	10850 Via Frontera
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92127
City Area Code	(858)
Local Phone Number	453-7845
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.001 per share
Trading Symbol	WOOF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On December 1, 2022, the Company filed the Report to disclose that it issued a press release announcing that it will participate in a fireside chat at the Morgan Stanley Global Consumer & Retail Conference (the “Conference”) on Tuesday, December 6, 2022 at 8:45 a.m. Eastern Standard Time. This Current Report on Form 8-K/A hereby amends the Report to update the time of its participation at the Conference to 1:45 p.m. Eastern Standard Time and to furnish the updated press release disclosing the correct time of the Company’s participation. The full text of the press release is attached to this Current Report on Form 8-K/A as Exhibit 99.1. The information being furnished pursuant to Item 7.01 of this Current Report on Form 8-K/A, including Exhibit 99.1, shall not be deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise be subject to the liability of that section, and shall not be incorporated by reference into any other document filed under the Securities Act of 1933, as amended, or the Exchange Act, except as shall be expressly set forth by specific reference in such filing.